FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended:  December 31, 2005

           Check here if Amendment [ ]; Amendment Number: ___________

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.



              Institutional Investment Manager Filing this Report:


                            Name: Tyndall Capital Partners, L.P.

           Address: 599 Lexington Avenue, Suite 4100, New York, New York  10022
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                         Form 13F File Number: 28-10427
                        ---------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:


Name:    Jeffrey S. Halis
         -----------------------

Title:
         -----------------------

Phone:   212-446-2460
         -----------------------

Signature, Place, and Date of Signing:

/s/ Jeffrey S. Halis                   New York, New York      February 14, 2006
---------------------------        ------------------------   ------------------
[Signature]                            [City, State]                 [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number:  28-  None
                       ------------

Name:
       --------------------

                             Form 13F SUMMARY PAGE

                                 Report Summary



Number of Other Included Managers:        0
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Form 13F Information Table Entry Total:   60
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Form 13F Information Table Value Total:   $ 361,750  (thousands)
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List of Other Included Managers:   None


                                         Provide a numbered  list of the name(s)
                                         and Form  13F  file  number(s)  of  all
                                         institutional  investment managers with
                                         respect  to which this report is filed,
                                         other  than  the  manager  filing  this
                                         report.  [If  there  are  no entries in
                                         this list, state "NONE"  and  omit  the
                                         column headings and list entries.]

          No.   None
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          Form 13F File Number:  28-
--------------------------------------------------------------------------------

          Name:
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

                           FORM 13F INFORMATION TABLE


                                     Tyndall
                                    FORM 13F
                               December 31, 2005


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    Column 1                    Column 2         Column 3     Column 4      Column 5         Column 6   Column 7        Column 8

                                Title of                       Value   Shares or  SH/ Put/  Investment  Other       Voting Authority
  Name of Issuer                 Class           CUSIP        (x$1000) Prin. Amt. PRN Call  Discretion  Managers  Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------

ALTRIA GROUP INC                 COM             02209S103      30218       404421  SH        Sole                404421
AMGEN INC                        COM             031162100       5818        73775  SH        Sole                 73775
ANADARKO PETE CORP               COM             032511107      71403       753591  SH        Sole                753591
ASSOCIATED BANC CORP             COM             045487105        925        28408  SH        Sole                 28408
BIOGEN IDEC INC                  COM             09062X103       9914       218950  SH        Sole                218950
BROOKLYN FEDERAL BANCORP INC     COM             114039100        238        21498  SH        Sole                 21498
CAP ROCK ENERGY CORP             COM             13910R102       1328        65100  SH        Sole                 65100
CARDINAL HEALTH INC              COM             14149Y108       1031        15000  SH        Sole                 15000
CELESTICA INC                    SUB VTG SHS     15101Q108        501        47423  SH        Sole                 47423
CF INDS HLDGS INC                COM             125269100       6365       417400  SH        Sole                417400
CHARTER FINL CORP WEST PT GA     COM             16122M100      16954       474780  SH        Sole                474780
CIENA CORP                       COM             171779101        629       211703  SH        Sole                211703
COLONIAL BANKSHARES INC          COM             195572102       2132       202126  SH        Sole                202126
CONEXANT SYSTEMS INC             COM             207142100       1067       472178  SH        Sole                472178
DEUTSCHE TELECOM AG              SPONSORED ADR   251566105       1462        87912  SH        Sole                 87912
ERIE INDTY CO                    CL A            29530P102      22126       415901  SH        Sole                415901
EXPEDIA INC DEL                  COM             30212P105       1097        45765  SH        Sole                 45765
FAIR ISAAC CORP                  COM             303250104       1684        38131  SH        Sole                 38131
FIFTH THIRD BANCORP              COM             316773100       1654        43852  SH        Sole                 43852
FIRST BANCTRUST CORP             COM             31868F102        487        39753  SH        Sole                 39753
FIRST CMNTY CORP S C             COM             319835104        656        35478  SH        Sole                 35478
FIRST CTZNS BANCSHARES INC N     CL A            31946M103       1120         6423  SH        Sole                  6423
FIRST FED BANKSHARES INC DEL     COM             32020V100        417        21420  SH        Sole                 21420
FIRST FED NORTHN MICH BANCOR     COM             32021X105       1304       148972  SH        Sole                148972
FRANKLIN CR MGMT CORP            COM NEW         353487200       1975       250000  SH        Sole                250000
FREESCALE SEMICONDUCTOR INC      COM CL A        35687M107      12463       494775  SH        Sole                494775
GENERAL ELECTRIC CO              COM             369604103       3453        98520  SH        Sole                 98520
GOLD KIST INC                    COM             380614107      13277       888074  SH        Sole                888074




GOUVERNEUR BANCORP               COM             383584109        258        22700  SH        Sole                 22700
HERITAGE FINL GROUP              COM             42725U109       4667       405126  SH        Sole                405126
IAC INTERACTIVE CORP             COM NEW         44919P300       1296        45765  SH        Sole                 45765
INAMED CORP                      COM             453235103       6576        75000  SH        Sole                 75000
IPSCO INC                        COM             462622101       7468        90000  SH        Sole                 90000
JDS UNIPHASE CORP                COM             46612J101        111        47000  SH        Sole                 47000
JEFFERSON BANCSHARES INC TEN     COM             472375104       1442       105727  SH        Sole                105727
JOY GLOBAL INC                   COM             481165108       2095        52377  SH        Sole                 52377
K FED BANCORP                    COM             48246S101        216        18002  SH        Sole                 18002
KEARNY FINL CORP                 COM             487169104      18700      1532749  SH        Sole               1532749
MCDERMOTT INTL INC               COM             580037109      17434       390800  SH        Sole                390800
NEW YORK CMNTY BANCORP INC       COM             649445103       1220        73825  SH        Sole                 73825
NORTHEAST UTILS                  COM             664397106      21541      1093983  SH        Sole               1093983
NORTHWEST BANCORP INC PA         COM             667328108      15269       718209  SH        Sole                718209
NOVELIS INC                      COM             67000X106      12747       610200  SH        Sole                610200
PATHFINDER BANCORP INC           COM             70320A103        421        32200  SH        Sole                 32200
PG&E CORP                        COM             69331C108       8496       228866  SH        Sole                228866
PROLIANCE INTL INC               COM             74340R104       1707       322619  SH        Sole                322619
PSB HLDGS INC                    COM             69360W108       2345       224437  SH        Sole                224437
RIVER VY BANCORP                 COM             768475105        852        44732  SH        Sole                 44732
SANMINA SCI CORP                 COM             800907107       1563       366879  SH        Sole                366879
SIERRA PAC RES NEW               COM             826428104       3269       250700  SH        Sole                250700
SOLECTRON  CORP                  COM             834182107        191        52299  SH        Sole                 52299
SYCAMORE NETWORKS INC            COM             871206108       3363       778435  SH        Sole                778435
SYMANTEC CORP                    COM             871503108        334        19065  SH        Sole                 19065
TAL INTL GROUP INC               COM             874083108       3465       167800  SH        Sole                167800
TAYLOR CAP GROUP INC             COM             876851106       1212        30000  SH        Sole                 30000
TEXAS INSTRS INC                 COM             882508104        605        18850  SH        Sole                 18850
UNITED FINANCIAL BANCORP INC     COM             91030R103       1302       112900  SH        Sole                112900
WAYNE SVGS BANCSHARES INC NE     COM             94624Q101       2344       154720  SH        Sole                154720
WILLOW GROVE BANCORP INC NEW     COM             97111W101       1103        73016  SH        Sole                 73016
YAHOO INC                        COM             984332106       6440       164362  SH        Sole                164362